Schedule I - Condensed Financial Information of Parent Company - Investment in Consolidated Companies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments in Consolidated Companies	$ 2,633	$ 2,319	$ 1,632	$ 1,947
Conectiv [Member]
Investments in Consolidated Companies	1,473	1,300
Potomac Electric Power Co [Member]
Investments in Consolidated Companies	1,643	1,502
Potomac Capital Investment Corporation (PCI) [Member]
Investments in Consolidated Companies	(729)	(879)
Pepco Energy Services [Member]
Investments in Consolidated Companies	242	393
PHI Service Company [Member]
Investments in Consolidated Companies	$ 4	$ 3